INCOME TAXES (Schedule of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Valuation allowance beginning balance	¥ 40,807	¥ 31,894	¥ 37,264
Addition	13,899	16,848	9,893
Deduction	(8,931)	(7,611)	(10,580)
Reversal on expiration of tax loss	(3,956)	(324)	(4,683)
Valuation allowance ending balance	¥ 41,819	¥ 40,807	¥ 31,894